Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end value of $100 invested on 12/31/2022 in:
Year	Summary Compensation Table Total for Katherine Stueland	Compensation Actually Paid to Katherine Stueland (1)(2a)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2a)(3)	WGS TSR	NASDAQ Biotechnology Index (TSR)	Net Income (in millions)	Revenue (in millions) (4)
2025	$13,547,219	$43,351,549	$4,135,651	$9,623,439	$1,494.01	$138.77	$(21.0)	$427.5
2024	$4,421,800	$51,509,878	$895,535	$8,354,328	$882.90	$104.00	$(52.3)	$305.5
2023	$3,504,420	$545,947	$1,243,093	$383,379	$31.59	$104.59	$(175.8)	$202.6

Named Executive Officers, Footnote	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
-2025: Kevin Feeley, and Bryan Dechairo
-2024: Jason Ryan, and Kevin Feeley
-2023: Jason Ryan, Kevin Feeley, and Kareem Saad

PEO Total Compensation Amount	$ 13,547,219	$ 4,421,800	$ 3,504,420
PEO Actually Paid Compensation Amount	$ 43,351,549	51,509,878	545,947
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	Katherine Stueland	Average Non-CEO NEOs	Katherine Stueland	Average Non-CEO NEOs	Katherine Stueland	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$13,547,219	$4,135,651	$4,421,800	$895,535	$3,504,420	$1,243,093
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,738,600)	$(3,228,449)	$(2,796,800)	$(453,290)	$(2,829,420)	$(828,816)
Year-end fair value of unvested awards granted in the current year	$15,504,453	$4,919,520	$24,595,200	$2,994,619	$670,313	$146,700
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$20,153,909	$2,762,589	$20,425,812	$3,989,803	$(1,008,026)	$(212,836)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$253,500	$97,648
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$5,884,568	$1,034,128	$4,863,867	$927,661	$(44,840)	$(62,410)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$29,804,330	$5,487,788	$47,088,078	$7,458,793	$(2,958,473)	$(859,713)
Compensation Actually Paid (as calculated)	$43,351,549	$9,623,439	$51,509,878	$8,354,328	$545,947	$383,379
(1)    Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

Non-PEO NEO Average Total Compensation Amount	$ 4,135,651	895,535	1,243,093
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,623,439	8,354,328	383,379
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	Katherine Stueland	Average Non-CEO NEOs	Katherine Stueland	Average Non-CEO NEOs	Katherine Stueland	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$13,547,219	$4,135,651	$4,421,800	$895,535	$3,504,420	$1,243,093
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(11,738,600)	$(3,228,449)	$(2,796,800)	$(453,290)	$(2,829,420)	$(828,816)
Year-end fair value of unvested awards granted in the current year	$15,504,453	$4,919,520	$24,595,200	$2,994,619	$670,313	$146,700
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$20,153,909	$2,762,589	$20,425,812	$3,989,803	$(1,008,026)	$(212,836)
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$253,500	$97,648
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$5,884,568	$1,034,128	$4,863,867	$927,661	$(44,840)	$(62,410)
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$29,804,330	$5,487,788	$47,088,078	$7,458,793	$(2,958,473)	$(859,713)
Compensation Actually Paid (as calculated)	$43,351,549	$9,623,439	$51,509,878	$8,354,328	$545,947	$383,379
(1)    Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

Equity Valuation Assumption Difference, Footnote	The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:
-Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.
-Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
-Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
-Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.
-Represents annual dividend yield on each vest/FYE date.
The following table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2025, 2024, and 2023:

For Stock Options Vesting in
	2025	2024	2023
Expected volatility	112% - 121%	108% - 113%	96% - 104%
Expected dividend yield	0% - 0%	0% - 0%	0% - 0%
Expected term, in years	3.3 – 3.8	3.8 – 4.3	4.0 – 4.8
Risk-free interest rate	3.6 – 4.3%	3.8 – 473%	3.5 – 5.0%

	For RSUs Vesting in
	2025	2024	2023
Weighted-average fair value at vesting	$104.02	$36.59	$4.81

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue -Adjusted Net Income -Adjusted Gross Margin
Total Shareholder Return Amount	$ 1,494.01	882.90	31.59
Peer Group Total Shareholder Return Amount	138.77	104.00	104.59
Net Income (Loss)	$ (21,000,000.0)	$ (52,300,000)	$ (175,800,000)
Company Selected Measure Amount	427,500,000	305,500,000	202,600,000
PEO Name	Katherine Stueland
Additional 402(v) Disclosure
In accordance with the pay versus performance (“PvP”) disclosure requirements in Item 402(v) of Regulation S-K, this section presents information that describes the relationship between “compensation actually paid (“CAP”), as that term is defined under the rules prescribed by Item 402(v), to the Company’s CEO and to the Company’s other named executive officers as a group, and certain financial performance measures of the Company. Those rules require amounts included in the “compensation actually paid” columns of the table to be calculated according to a particular formula, which reflects a number of fair value adjustments to equity awards intended to show the change in value of those awards from one year to another. They do not reflect, however, the precise amounts actually earned by or paid to our executives during the years shown in the table.
While the Compensation Committee (or Board of Directors for our CEO) makes executive compensation decisions after considering a variety of factors, including corporate and individual performance, the decisions of the Compensation Committee and Board of Directors in 2025 were made independently of these PvP disclosure requirements. For more information regarding our executive compensation program and related decisions, please refer to Executive Compensation – Compensation Discussion & Analysis.
The following table sets forth information for each applicable year regarding the CAP of our CEO, Katherine Stueland, and of our other named executive officers as a group, as well as certain Company financial performance measures, including our total shareholder return (“TSR”), the TSR of the NASDAQ Biotechnology Index (our Company-Selected Peer Group), our net income, and our total revenue, which is our “Company-Selected Metric” as that term is defined under the rules prescribed by Item 402(v).
	We determined GAAP Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and our Non-CEO NEOs in 2025.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Gross Margin
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,804,330	$ 47,088,078	$ (2,958,473)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,738,600)	(2,796,800)	(2,829,420)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,504,453	24,595,200	670,313
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,153,909	20,425,812	(1,008,026)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	253,500
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,884,568	4,863,867	(44,840)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,487,788	7,458,793	(859,713)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,228,449)	(453,290)	(828,816)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,919,520	2,994,619	146,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,762,589	3,989,803	(212,836)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	97,648
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,034,128	927,661	(62,410)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0